Investment Objectives and Goals	Apr. 20, 2026
Janus Henderson Aggressive Equity Linked Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Equity Linked High Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Equity Linked High Income ETF seeks high current income.
Janus Henderson Moderate Equity Linked Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Equity Linked Moderate Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Equity Linked Moderate Income ETF seeks high current income.